Eaton Vance

National Municipal Opportunities Trust

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 4.3%

Security	Principal Amount (000’s omitted)	Value
Health Care — 1.6%
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$5,355,463

		$5,355,463

Hospital — 1.3%
CommonSpirit Health, 3.347%, 10/1/29	$795	$874,128
Montefiore Obligated Group, 4.287%, 9/1/50	3,240	3,548,897

		$4,423,025

Insured-Hospital — 0.5%
Toledo Hospital, OH, (AGM), 5.75%, 11/15/38	$1,440	$1,726,660

		$1,726,660

Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$2,833,404

		$2,833,404

Total Corporate Bonds & Notes — 4.3% (identified cost $13,137,122)		$14,338,552

Taxable Municipal Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.5%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$1,720	$1,850,823

		$1,850,823

General Obligations — 1.1%
Chicago, IL, 7.375%, 1/1/33	$1,750	$2,055,620
Chicago, IL, 7.781%, 1/1/35	1,400	1,712,718

		$3,768,338

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,274,520

		$4,274,520

Insured-Housing — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$1,627,984

		$1,627,984

Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$1,608,284

		$1,608,284

Total Taxable Municipal Securities — 3.9% (identified cost $12,038,969)		$13,129,949

Tax-Exempt Municipal Securities — 92.6%

Security	Principal Amount (000’s omitted)	Value
Education — 2.1%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$624,893
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	190,580
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(1)	210	229,843
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(1)	395	425,968
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	379,304
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	185	220,292
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	185	215,018
District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	112,283
District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	110,852
District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	148,603
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	1,090	1,154,811
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	1,047,830
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	477,504
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	655	745,259
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	175	195,853
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.50%, 4/1/32	165	171,882
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.75%, 4/1/42	415	431,488
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	70	78,041
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	110	122,196

		$7,082,500

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 3.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$351,982
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	6,536,427
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,520	1,591,121
New York Power Authority, 4.00%, 11/15/60	2,000	2,333,460

		$10,812,990

Escrowed/Prerefunded — 4.2%
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	$1,450	$1,554,777
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	1,405	1,511,752
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	2,725	2,793,452
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,042,160
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/47	445	528,059
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,597,199
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	750	780,255
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	918,348
Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	2,210	2,312,213

		$14,038,215

General Obligations — 8.1%
Chicago Board of Education, IL, 5.00%, 12/1/42	$6,410	$6,574,032
Chicago Board of Education, IL, 5.00%, 12/1/46	190	198,012
Chicago, IL, 5.50%, 1/1/49	5,000	5,882,100
Detroit, MI, 5.50%, 4/1/36	435	507,541
Detroit, MI, 5.50%, 4/1/40	680	792,676
Illinois, 4.25%, 12/1/37	6,000	6,482,700
Illinois, 5.00%, 5/1/36	3,500	3,741,150
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	402,698
Township of Freehold, NJ, 1.00%, 10/15/29	575	558,296
Township of Freehold, NJ, 1.00%, 10/15/30	1,035	994,387
Township of Freehold, NJ, 1.00%, 10/15/31	975	926,123

		$27,059,715

Hospital — 10.2%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$165	$182,452
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	716,079
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	763,599
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	330,993
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,000	1,111,300
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	1,190	1,353,363
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,886,250
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,093,080

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	$250	$289,345
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	1,555	1,710,469
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	255	307,986
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	1,201,824
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/38	1,000	1,154,130
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/39	1,000	1,151,610
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/44	1,500	1,703,355
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	2,000	3,108,240
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	742,406
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	1,057,581
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	310	369,176
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	3,415	4,091,785
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	5	5,878
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	3,975	4,673,368
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	3,500	3,911,705

		$33,915,974

Housing — 1.1%
California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	$1,895	$2,082,775
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	425	481,045
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,084,700

		$3,648,520

Industrial Development Revenue — 9.9%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,001,050
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,192	3,208,243
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	826,580
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(1)	1,415	1,459,106
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(1)	1,555	1,612,675
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	560	578,222
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	485	514,042
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,011,435
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,723,827
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	2,765	3,182,211
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	1,640	2,009,886
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	2,068,260
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,086,222

Security	Principal Amount (000’s omitted)	Value
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	$1,445	$1,594,904
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	390	437,057
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(1)	345	394,404
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	166,228

		$32,874,352

Insured-General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$161,840
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,268,396

		$3,430,236

Insured-Other Revenue — 0.4%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	$390	$425,174
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/49	910	956,838

		$1,382,012

Insured-Special Tax Revenue — 5.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, 10/1/34	$4,000	$5,856,720
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	6,000	8,810,760
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	960	360,979
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	720	820,238
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	860	977,846

		$16,826,543

Insured-Transportation — 8.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$767,233
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(2)	6,225	7,064,130
New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	5,194,721
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	491,202
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,295	1,378,916
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,878,520
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	9,050,080

		$26,824,802

Lease Revenue/Certificates of Participation — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	$740	$879,290
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/44	4,260	5,124,951

		$6,004,241

Other Revenue — 0.9%
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	$390	$442,061
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	673,395
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,778,396

		$2,893,852

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 10.2%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,321,496
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,570,210
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/37	850	917,983
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	700	752,591
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	134,084
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	730	807,760
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	193,009
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	175,540
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	367,180
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	321,294
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	293,964
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,560,810
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	510	556,400
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/39	1,800	2,010,474
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.125%, 11/15/26	500	517,550
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.50%, 11/15/31	1,600	1,656,352
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(1)	470	518,072
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(1)	310	338,024
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,767,513
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	685	719,921
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	265	275,637
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	360	378,266
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	780	821,636
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,235	1,351,732
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,295	1,414,645
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	80	89,771
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	50	55,924
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	55	61,413
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	175	193,636

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	$605	$660,714
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	598,400
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,789,197
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	679,171
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,483,986
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	260,924
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	750,913
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	972,765
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,086,940
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,410,294
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	329,150

		$34,165,341

Special Tax Revenue — 1.9%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$144,296
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/39	1,500	1,774,155
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	4,485,080

		$6,403,531

Student Loan — 0.6%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$415	$420,117
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,517,640

		$1,937,757

Transportation — 23.2%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/37	$2,550	$2,975,518
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/38	5,000	5,818,950
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	750	856,185
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,459,863
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,236,934
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,267,571
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,952,795
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(2)	2,125	2,430,936
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44	10	11,440
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	3,000	2,943,390
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	939,487
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,219,308
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(2)	3,750	4,571,662
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,189,100
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	6,595,002
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,855,555
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,384,275
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	11,934,600
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	869,603
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,328,594
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(2)	2,660	2,753,020

Security	Principal Amount (000’s omitted)	Value
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	$6,000	$7,414,260
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	7,095,936
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	140	163,894
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	260	303,532
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	135	157,287
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	180	230,170
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	1,555	1,866,327
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	850	438,974
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	445	501,155
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,750,605

		$77,515,928

Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$2,352,803

		$2,352,803

Total Tax-Exempt Municipal Securities — 92.6% (identified cost $267,310,877)		$309,169,312

Total Investments — 100.8% (identified cost $292,486,968)		$336,637,813

Other Assets, Less Liabilities — (0.8)%		$(2,691,744)

Net Assets — 100.0%		$333,946,069

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2020, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.2%
Illinois	14.4%
Florida	10.4%
Others, representing less than 10% individually	60.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $29,670,336 or 8.9% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

The Trust did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$14,338,552	$—	$14,338,552
Taxable Municipal Securities	—	13,129,949	—	13,129,949
Tax-Exempt Municipal Securities	—	309,169,312	—	309,169,312
Total Investments	$—	$336,637,813	$—	$336,637,813

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.